Accrued Expenses - Summary Of Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued Liabilities [Line Items]
Accrued payroll		$ 1,520	$ 1,325
Accrued expenses		696	577
Warranty reserve		181	181
Other accrued expenses		38	5
Total accrued expenses	$ 3,317	$ 2,435	$ 2,088